Intangible Assets, Net (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Abstract]
Amortization of intangible assets	¥ 8,782	¥ 4,937